INVENTORIES - Cost of goods (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Amount of inventories recognized as an expense	₽ 60,543	₽ 43,440	₽ 44,026
Inventory obsolescence provision	3,697	2,692	2,159
Reversal of obsolescence provision	(371)	(509)	(611)
Total cost of goods	₽ 63,869	₽ 45,623	₽ 45,574